ACQUISITION - Additional Information (Detail)	1 Months Ended		12 Months Ended					12 Months Ended			12 Months Ended						12 Months Ended			1 Months Ended			12 Months Ended
	Aug. 31, 2011	Aug. 21, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 20, 2010 USD ($)	Jan. 20, 2010 CNY	Dec. 31, 2012 Two Thousand Eleven Acquisitions USD ($)	Dec. 31, 2011 Two Thousand Eleven Acquisitions USD ($)	Dec. 31, 2012 Two Thousand Eleven Acquisitions CNY	Dec. 31, 2012 Two Thousand Eleven Acquisitions Minimum	Dec. 31, 2012 Two Thousand Eleven Acquisitions Maximum	Dec. 31, 2012 Posterscope (Hong Kong) Ltd.	Jan. 20, 2010 Posterscope (Hong Kong) Ltd. Two Thousand Ten Acquisition	Dec. 31, 2012 Beijing Vizeum Advertising Co., Ltd.	Jan. 20, 2010 Beijing Vizeum Advertising Co., Ltd.	Dec. 31, 2012 Beijing Vizeum Advertising Co., Ltd. Two Thousand Ten Acquisition USD ($)	Jan. 20, 2010 Beijing Vizeum Advertising Co., Ltd. Two Thousand Ten Acquisition	Jan. 31, 2010 Aegis Media Two Thousand Ten Acquisition	Aug. 31, 2011 Click Pro Y	Aug. 21, 2011 Click Pro Two Thousand Eleven Acquisitions USD ($) Y Contract	Aug. 21, 2011 Click Pro Two Thousand Eleven Acquisitions CNY	Dec. 31, 2012 Click Pro Two Thousand Eleven Acquisitions USD ($)	Dec. 31, 2012 Click Pro Two Thousand Eleven Acquisitions CNY	Dec. 31, 2011 Click Pro Two Thousand Eleven Acquisitions USD ($)	Aug. 21, 2011 Click Pro Two Thousand Eleven Acquisitions Call Option USD ($)	Aug. 21, 2011 Click Pro Two Thousand Eleven Acquisitions Call Option CNY
Business Acquisition [Line Items]
Percentage of ownership acquired													60.00%	60.00%	60.00%	60.00%		100.00%		60.00%	60.00%	60.00%
Consideration for acquisition						$ 528,000	3,600,000	$ 2,237,000		13,900,000											$ 6,773,000	43,300,000
Percentage of noncontrolling interest						40.00%	40.00%												40.00%
Percent of stock purchase right																			60.00%
Stock purchase right exercise date																			Jan. 01, 2016
Revenues			165,498,000	280,138,000	192,401,000												4,882,000								1,828,000
Net income (loss)			(4,705,000)	46,147,000	37,967,000												1,314,000								719,000
Cash consideration for acquisition																					3,476,000	22,400,000
Cash consideration paid																							2,458,000	15,300,000
Number of contingent consideration																					3	3
Contingent Consideration																					3,297,000	20,900,000
Unpaid consideration								3,834,000		23,900,000
Change in fair value of contingent consideration			654,000					654,000
Percent of redeemable noncontrolling interest	40.00%																				40.00%	40.00%
Business acquisition contingent consideration arrangements agreement period		5 years
Derivative assets non current																										994,000	6,400,000
Impairment on call option			345,000																		345,000	2,200,000
Business acquisition performance period																					3 years	3 years
Put options, number of years to be available for exercise																				6	6	6
Business acquisition purchase price allocation estimated useful life of intangible assets											3 years	7 years
Net income (loss) attributable to redeemable noncontrolling interest			711,000	307,000				(50,000)	90,000
Accretion to redemption value								$ 761,000	$ 217,000